Fair Value Measurements (Non-Recurring Fair Value Measurements) (Details) - Non-recurring - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments To Assets Measured At Fair Value On Non Recurring Basis	$ (197)	$ (72)
Financing receivables and loans held for sale
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments To Assets Measured At Fair Value On Non Recurring Basis	(23)	(4)
Cost and equity method investments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments To Assets Measured At Fair Value On Non Recurring Basis	(115)	(31)
Long Lived Assets, Including Real Estate
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Adjustments To Assets Measured At Fair Value On Non Recurring Basis	(58)	(38)
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing receivables and loans held for sale	0	0
Cost and equity method investments	0	1
Long-lived assets	0	2
Assets Fair Value Disclosure	0	3
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Financing receivables and loans held for sale	119	154
Cost and equity method investments	375	436
Long-lived assets	62	882
Assets Fair Value Disclosure	$ 555	$ 1,471